Post Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	2.60%	3.40%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	7.10%	5.24%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 / RV-M-2014